GENERAL (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 21, 2011 Fis [Member]
Cash and cash equivalents				$ 8,349
Restricted cash				239
Trade receivables				5,152
Other receivables and prepaid expenses				632
Property and equipment				451
Severance pay fund				4,182
Other intangible assets				11,724
Goodwill	72,438	68,087	66,715	35,523
Total assets acquired				66,252
Trade payables				(1,486)
Employees and payroll accruals				(3,461)
Accrued expenses and other liabilities				(1,914)
Deferred revenues				(1,706)
Deferred tax liabilities				(406)
Accrued severance pay				(4,487)
Long-term contracts				(2,239)
Non-controlling interest				(882)
Total liabilities assumed				(16,581)
Total assets acquired, net				$ 49,671